STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income	$ 4,018,393	$ 9,286,803
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of derivative warrant liabilities		(7,516,000)
Income from investments held in the Trust Account	(4,724,941)	(3,212,946)
Gain on forfeiture of deferred underwriting fee payable	(336,985)
Changes in operating assets and liabilities:
Prepaid expenses	203,871	251,344
Accounts payable	(32,419)	16,830
Accrued expenses	266,355	615,288
Net cash used in operating activities	(605,726)	(558,681)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account in connection with Redemptions	208,978,864
Cash deposited in the Trust Account	(1,330,000)
Net cash provided by investing activities	207,648,864
Cash Flows from Financing Activities:
Proceeds from subscription receivable		19,982
Repayment from advance to related party, net		3,495
Proceeds from Extension Promissory Note	1,889,768
Redemption of ordinary shares	(208,978,864)
Offering costs paid		(6,180)
Net cash (used in) provided by financing activities	(207,089,096)	17,297
Net change in cash	(45,958)	(541,384)
Cash - beginning of the period	70,236	611,620
Cash - end of the period	24,278	70,236
Supplemental disclosure of noncash investing and financing activities:
Deferred underwriting fee reduction	5,713,015
Remeasurement of Class A ordinary shares to redemption amount	6,054,941	$ 3,212,946
Conversion of Class B shares to Class A	$ 401